Property plant and equipment net (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Property Plant And Equipment, Net | $	$ 159,000		$ 168,000
Property In Beijing, PRC Member
Property Plant And Equipment, Net | $	$ 76,000		$ 80,000
ZHEJIANG TIANLAN
Bank loans | ¥		¥ 777,000		¥ 1,026,000
Property Plant And Equipment, Net | ¥		¥ 57,738,000		¥ 63,505,000